Transactions with Related Parties, Long-Term Debt, Related Party (Details)						12 Months Ended
	May 05, 2025 USD ($)	Apr. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 24, 2025 USD ($)	Dec. 11, 2024 USD ($) Subsidiary Vessel	Dec. 31, 2024 USD ($) Vessel Installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Transactions with Related Parties [Abstract]
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel						10
Annual Principal Payments [Abstract]
Repayment of loan						$ 86,866,269	$ 53,864,500	$ 24,493,000
Related Party [Member]
Presented [Abstract]
Current portion of long-term debt, net of deferred finance costs						9,970,623	0
Non-Current portion of long-term debt, net of deferred finance costs						89,921,162	0
Related Party [Member] | Toro [Member]
Loan Facilities [Abstract]
Total long-term debt						100,000,000	0
Less: Deferred financing costs						(108,215)	0
Total long-term debt, net of deferred finance costs						99,891,785	0
Presented [Abstract]
Current portion of long-term debt						10,000,000	0
Less: Current portion of deferred finance costs						(29,377)	0
Current portion of long-term debt, net of deferred finance costs						9,970,623	0
Non-Current portion of long-term debt						90,000,000	0
Less: Non-Current portion of deferred finance costs						(78,838)	0
Non-Current portion of long-term debt, net of deferred finance costs						89,921,162	0
Annual Principal Payments [Abstract]
Total long-term debt						$ 100,000,000	0
Related Party [Member] | Toro [Member] | Term Loan [Member]
Transactions with Related Parties [Abstract]
Face amount					$ 100,000,000
Term of loan					5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						us-gaap:SecuredOvernightFinancingRateSofrMember
Margin on variable rate					1.80%
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary					10
Number of payment installments | Installment						20
Frequency of periodic payment						quarterly
Installment payment					$ 2,500,000
Balloon payment					$ 50,000,000
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel					10
Loan Facilities [Abstract]
Total long-term debt						$ 100,000,000	0
Annual Principal Payments [Abstract]
2025						10,000,000
2026						10,000,000
2027						10,000,000
2028						10,000,000
2029						60,000,000
Total long-term debt						$ 100,000,000	0
Weighted average interest rate						6.24%
Interest incurred on long-term debt						$ 364,205	$ 0	$ 0
Related Party [Member] | Toro [Member] | Term Loan [Member] | Subsequent Event [Member]
Annual Principal Payments [Abstract]
Repayment of loan	$ 36,000,000	$ 14,000,000	$ 34,000,000	$ 13,500,000